Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Deloitte & Touche S.A.S
Auditor Firm ID	1183
Auditor Location	Bogota, Colombia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Sofgen Pharma, S.A. and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of profit or loss and other comprehensive income, changes in equity (deficit), and cash flows, for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.